Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14:-    COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.	Royalty commitments:

Under the Company's research and development agreements with the Office of the Chief Scientist ("OCS") and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS. The obligation to pay these royalties is contingent upon actual sales of the products. Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to dollar deposits at the time the grants are received. No grants were received during the years 2016, 2015 and 2014.

As of December 31, 2016, the Company has an outstanding contingent obligation to pay royalties to the OCS, including interest, in the amount of approximately $ 3,750, with respect to the grants and the Company anticipates that no royalties will be paid in the future. During years 2016, 2015 and 2014, the developed software for which the grant was received is no longer being sold, accordingly no royalty expenses were recorded during the respective years, and the Company anticipates that no royalties will be paid in the future

2.	The facilities of the Company are rented under operating lease agreements that expire on various dates ending in 2018, some with options until the year 2023. Minimum future rental payments are:

2017	158
2018	134
2019	89
2020	63
2021	27
471

The Company's motor vehicles are leased under various operating lease agreements. The lease agreements for the motor vehicles expire on various dates ending in 2019. Minimum future lease payments are:

2017	224
2018	144
2019	45
413

Lease expenses for the facilities occupied by the Company and the Company's motor vehicles in years 2016, 2015 and 2014 amounted to $ 643, $ 365 and $ 354, respectively.

3.	Litigation:

The Company is not a party to any legal proceedings.